Information Related to Stock Option Expense (Detail) - Stock Options - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 484,526		$ 510,268	$ 874,193		$ 647,815
Unrecognized expense	$ 1,883,801			$ 2,328,885
Weighted Average Amortization Period (Years)	2 years 2 months 12 days			2 years 7 months 6 days
Consulting
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 118,230		251,575	$ 365,825		160,894
Unrecognized expense	$ 476,246			$ 654,956
Weighted Average Amortization Period (Years)	2 years 3 months 18 days			2 years 7 months 6 days
Research and development
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 233,152		153,714	$ 328,740		251,758
Unrecognized expense	$ 643,481	[1]		$ 712,551	[2]
Weighted Average Amortization Period (Years)	2 years 2 months 12 days			2 years 6 months
General and administrative
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 133,144		$ 104,979	$ 179,628		$ 235,163
Unrecognized expense	$ 764,074			$ 961,378
Weighted Average Amortization Period (Years)	2 years 2 months 12 days			2 years 7 months 6 days

[1]	Includes $266,096 of unrecognized expense that is subject to non-employee mark-to-market adjustments.
[2]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.